GENERAL AND ADMINISTRATIVE EXPENSES, NET	12 Months Ended
Dec. 31, 2023
General And Administrative Expenses Net
GENERAL AND ADMINISTRATIVE EXPENSES, NET

NOTE 13 - GENERAL AND ADMINISTRATIVE EXPENSES, NET

	For the Years Ended December 31,
	2023	2022
Payroll and related expenses	$1,223	$1,813
Government fees	58	35
Share-based compensation	988	1,365
Professional services	1,204	1,154
Insurance	442	733
Public and investor relations	148	220
Office and maintenance expenses	95	120
Travel	160	180
Other	94	81
Less – insurance loss recoveries	(281)	(156)
	$4,131	$5,545

MICROBOT MEDICAL INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands

(Except share and per share data)